Financial Instruments (Schedule of Carrying Amount and Fair Value of Financial Instrument Groups) (Details) - USD ($) $ in Thousands	Dec. 31, 2018		Dec. 31, 2017
Disclosure of fair value measurement of liabilities [line items]
Non-convertible debentures	$ 75,476	[1]	$ 84,758	[2]
Long-term loans from banks and others (excluding interests)	563,235		588,543
Carrying Value [Member]
Disclosure of fair value measurement of liabilities [line items]
Non-convertible debentures	78,409		91,122
Long-term loans from banks and others (excluding interests)	508,203		527,706
Recurring fair value measurement [Member] | Level 2 [Member]
Disclosure of fair value measurement of liabilities [line items]
Non-convertible debentures	80,998		105,488
Long-term loans from banks and others (excluding interests)	$ 555,570		$ 649,487

[1]	Includes current portion of long-term liabilities.
[2]	Includes current portion of long-term liabilities and long-term liabilities which were classified to short-term.